INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 5,787	$ 6,638
Work in progress and assembled raw materials	16,766	15,409
Finished products	9,936	5,156
Inventory, Net	$ 32,489	$ 27,203